Investment in Associates - Schedule of Enterprise Value - Litoral (Details) (CAD)	Apr. 30, 2012
Plata Litoral
Assets	202,114
Liabilities	376,931
Shareholders Deficit	(174,817)
Revenue
Loss for the Year	(1,253,410)